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                                 CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 117 ("PEA No. 117") on February 28, 2006 pursuant to Rule 485(b) under the 1933 Act for the following funds:

          Janus Balanced Fund
          Janus Core Equity Fund
          Janus Contrarian Fund
          Janus Enterprise Fund
          Janus Federal Tax-Exempt Fund
          Janus Flexible Bond Fund
          Janus Fund
          Janus Global Life Sciences Fund
          Janus Global Opportunities Fund
          Janus Global Technology Fund
          Janus Growth and Income Fund
          Janus High-Yield Fund
          Janus Mercury Fund
          Janus Mid Cap Value Fund - Investor Shares
          Janus Mid Cap Value Fund - Institutional Shares
          Janus Olympus Fund
          Janus Orion Fund
          Janus Overseas Fund
          Janus Research Fund
          INTECH Risk-Managed Stock Fund
          Janus Short-Term Bond Fund
          Janus Small Cap Value Fund - Investor Shares
          Janus Small Cap Value Fund - Institutional Shares
          Janus Triton Fund
          Janus Twenty Fund
          Janus Venture Fund
          Janus Worldwide Fund
          Janus Government Money Market Fund - Institutional Shares Janus Government Money Market Fund - Investor Shares Janus Government Money Market Fund - Service Shares
          Janus Institutional Cash Reserves Fund
          Janus Money Market Fund - Institutional Shares
          Janus Money Market Fund - Investor Shares
          Janus Money Market Fund - Service Shares
          Janus Tax-Exempt Money Market Fund - Institutional Shares Janus Tax-Exempt Money Market Fund - Investor Shares Janus Tax-Exempt Money Market Fund - Service Shares

          (collectively, the "Funds")

     3.   The text of PEA No. 117 has been filed electronically.

DATED: March 3, 2006

                                        JANUS INVESTMENT FUND
                                        on behalf of the Funds


                                        By: /s/ Stephanie Grauerholz-Lofton
                                            -------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Chief Legal Counsel and Secretary